Prospector Funds, Inc.
c/o U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

May 4, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Prospector Funds, Inc. (the “Company”)
Securities Act Registration No.: 333-143669
Investment Company Registration No.: 811-22077

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company, on behalf of its series, Prospector Capital Appreciation Fund and Prospector Opportunity Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Company dated April 30, 2022, and filed electronically as Post-Effective Amendment No. 26 to the Company’s Registration Statement on Form N-1A on April 29, 2022.

If you have any questions concerning this filing, please contact the undersigned at (414) 765-6873.

Sincerely,

/s/Carl G. Gee
Carl G. Gee, Esq.
For U.S. Bank Global Fund Services
as Administrator to the Company